Commitments and Contingent Liabilities- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 LegalMatter		Dec. 31, 2013		Dec. 31, 2012	Nov. 03, 2014 panel	Jan. 18, 2008
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year	$ 10,400,000,000
Lending commitment maturing in one to five years	22,700,000,000
Lending commitment maturing over five years	200,000,000
Maximum maturities of prearranged contract for a securities lending transaction (in days)	90 days
Cash collateralization percentage generally required for a securities lending transaction with indemnification against broker default (percent)	102.00%
Securities lending indemnifications, secured amount of collateral	316,000,000,000		252,000,000,000
Securities Lending Indemnifications Joint Venture	64,000,000,000		60,000,000,000
Securities Lending Indemnifications Collateral Joint Venture	67,000,000,000		64,000,000,000
Operating Leases, Rent Expense, Net	328,000,000		335,000,000		313,000,000
Operating Leases
2015	354,000,000
2016	346,000,000
2017	313,000,000
2018	210,000,000
2019	195,000,000
2020 and Thereafter	938,000,000
Loss contingency, aggregate range of reasonable loss	200,000,000
Bank filed a proof of claim on Jan. 18, 2008 in the Chapter 11 bankruptcy of Sentinel Management Group, Inc. (Sentinel), seeking to recover approximate amount loaned to Sentinel							312,000,000
Number of lawsuits pending related to Stanford Matter (legal matters)	3
Number of arbitration claims related to Stanford matter (legal matters)	40
Number of FINRA arbitration panels						2
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
SBLCs collateralized with cash and securities	421,000,000		418,000,000
SBLCs expiring within one year	3,400,000,000
SBLCs expiring within one to five years	2,400,000,000
Off Balance Sheet Credit Risk	5,767,000,000	[1]	6,721,000,000	[1]
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off Balance Sheet Credit Risk	255,000,000		310,000,000
Operations
Commitments and Contingencies Disclosure [Line Items]
Allowance for lending related commitments	$ 89,000,000		$ 134,000,000

[1]	Net of participations totaling $894 million at Dec. 31, 2014 and $720 million at Dec. 31, 2013.